Securities Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Securities Transactions

Note 11 – Securities Transactions

Regalia Ventures Stock Repurchase Transaction

On November 1, 2024, the Company entered into a stock repurchase agreement with Regalia Ventures pursuant to which the Company agreed to repurchase the 5,495 shares from Regalia Ventures at a price per share equal to the higher of: (i) the closing price of the common stock on the last trading day immediately preceding the date of the repurchase agreement; or (ii) the highest volume weighted average price (VWAP) of the common stock during a pricing period of 10 consecutive trading days prior to the date of the repurchase agreement. The shares of common stock to be repurchased were originally issued to Regalia Ventures on November 21, 2023, pursuant to a certain stock purchase agreement dated November 20, 2023. The Company recorded an accrued liability in the amount of the repurchase price, which was $472,000, as of December 31, 2024 as there were no further conditions that needed to be satisfied prior to the closing date other than the issuance of the promissory note and the delivery of the shares.

On February 18, 2025, the date of the closing of the transaction, the Company issued a promissory note to Regalia Ventures in the amount of $472,000, which was the principal amount of the purchase price. The note was due and payable on demand and accrued interest at the rate of 10% per year. The Company incurred $1,000 for interest expense for the six months ended June 30, 2025 related to this promissory note. On February 27, 2025, the Company paid off the note in full. Regalia Ventures is owned and controlled by Jay B. Foreman, who serves as a member of the Company’s board of directors.

Stingray Group Stock Repurchase Transaction

On December 3, 2024, the Company entered into a stock repurchase agreement with Stingray Group pursuant to which the Company agreed to repurchase the 5,495 shares from Stingray Group at a price per share equal to the higher of: (i) the closing price of the common stock on the last trading day immediately preceding the date of the repurchase agreement; or (ii) the highest VWAP of the common stock during a pricing period of 10 consecutive trading days prior to the date of the repurchase agreement. The shares of common stock to be repurchased were originally issued to the Stingray Group on November 21, 2023, pursuant to a certain stock purchase agreement dated November 20, 2023. The Company recorded an accrued liability in the amount of the repurchase price, which was $286,000, as of December 31, 2024 as there were no further conditions that needed to be satisfied prior to the closing date other than the issuance of the promissory note and the delivery of the shares.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

On February 18, 2025, the date of the closing of the transaction, the Company issued a promissory note to Stingray Group in the amount of $286,000, which was the principal amount of the purchase price. The note was due and payable on demand and accrued interest at the rate of 10% per year. The Company incurred $3,000 for interest expense for the six months ended June 30, 2025 related to this promissory note. On April 3, 2025, the Company paid off the note in full. Mathieu Peloquin is the Senior Vice-President, Marketing and Communications of Stingray Group and serves as a member of the Company’s board of directors.

December 2024 Public Offering

On December 4, 2024, the Company entered into a securities purchase agreement in connection with a public offering of an aggregate of 21,000 shares of its common stock, pre-funded warrants to purchase up to 258,412 shares of common stock, Series A warrants to purchase up to 279,412 shares of common stock, and Series B warrants to purchase up to 279,412 shares of common stock. Each share of common stock, or a pre-funded warrant in lieu thereof, was sold together with the accompanying warrants to purchase one share of common stock. The Company received aggregate gross proceeds upon the closing of the offering of approximately $9,000,000, before deducting placement agents’ fees and other offering expenses.

The Series A and B warrants were exercisable only upon receipt of such shareholder approval as may be required by the applicable rules and regulations of the Nasdaq Stock Market, LLC (the “Nasdaq”) to permit the exercise of the Series A and B warrants. The Series A and B warrants include an exercise price adjustment feature upon shareholder approval, whereby the exercise price will adjust to the greater of the lowest daily volume weighted average price during the reset period or the floor price, which was $6.84 per share, with a proportional increase in the number of warrant shares.

The Company assessed the Series A and B warrants under ASC 480 and ASC 815 and determined that the Series A and B warrants needed to be classified as liabilities as they did not meet the requirements to be considered indexed to the Company’s own stock, due to: (a) the adjustment to the exercise price tied to shareholder approval, and (b) the potential change in the settlement amount of the Series B warrants upon an alternative cashless exercise election. Additionally, the Company concluded at issuance that it would not have sufficient authorized and available shares of common stock to settle the Series A and B warrants. See Note 12 – Derivative Liability.

On January 13, 2025, the Company’s stockholders approved the issuance of the Series A and B warrants, at which time all of the Series A and B warrants became exercisable. This approval triggered an adjustment to the exercise price of the Series A warrants to $8.38. In connection with this approval, the holders of the Series B warrants exercised their warrants in full under the alternative cashless exercise provision, resulting in the issuance of 1,910,975 shares of common stock and no additional proceeds received by the Company. The warrant liability reflected on the Company’s consolidated balance sheet at December 31, 2024 was reclassified to additional paid-in capital on the Company’s condensed consolidated balance sheet at June 30, 2025. The Company recognized a loss of $6,468,000 for the change in the fair value measurement of the warrant liability as of the date the warrant liability was reclassified to equity.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

1800 Diagonal Financing Transactions

On June 17, 2025, the Company entered into a securities purchase agreement with 1800 Diagonal Lending, LLC (“1800 Diagonal”) pursuant to which the Company issued a promissory note to 1800 Diagonal in the principal amount of $120,000. The note is subject to a one-time interest charge of 12%, or approximately $14,000, and is payable in 12 monthly installments of $11,000 commencing on July 15, 2025. The security purchase agreement has a contingent default feature that the Company has determined to be nominal and is not applicable unless an event of default occurs. The Company received net proceeds of $84,000 after deductions of $15,000 for original issue discount, $16,000 for placement agent fees and $5,000 for legal and due diligence fees.

On June 17, 2025, the Company entered into a second securities purchase agreement with 1800 Diagonal pursuant to which the Company issued a promissory note to 1800 Diagonal in the principal amount of $240,000. The note is subject to a one-time interest charge of 12%, or approximately $29,000. An initial payment of $134,000 is due on December 15, 2025. Thereafter, the remainder is payable in six monthly installments of $22,000 commencing on January 15, 2026. The security purchase agreement has a contingent default feature that the Company has determined to be nominal and is not applicable unless an event of default occurs. The Company received net proceeds of $189,000 after deductions of $30,000 for original issue discount, $16,000 for placement agent fees and $5,000 for legal and due diligence fees.

Boot Capital Financing Transaction

On June 17, 2025, the Company entered into a securities purchase agreement with Boot Capital, LLC (“Boot Capital”) pursuant to which the Company issued a promissory note to Boot Capital in the principal amount of $120,000. The note is subject to a one-time interest charge of 12%, or approximately $14,000, and is payable in 12 monthly installments of $11,000 commencing on July 15, 2025. The security purchase agreement has a contingent default feature that the Company has determined to be nominal and is not applicable unless an event of default occurs. The Company received net proceeds of $105,000 after deductions of $15,000 for original issue discount.

Previously Reported [Member]
Securities Transactions

Note 12 – Securities Transactions

2023 Private Placement

On November 20, 2023, the Company entered into an agreement to sell $2,000,000 of common stock through a private placement of common stock with Stingray Group and Jay Foreman, both of which were existing shareholders with representation on the Company’s board of directors. The shares of common stock were sold at $182 per share of common stock. A total of 10,990 shares of common stock were issued to them by the Company. Net proceeds from the transaction were approximately $1,900,000, net of transaction fees of approximately $100,000. During the six-month period after the closing date, the investors had the right to make a written request for registration under the Securities Act of all or any portion of the shares purchased. Neither of them exercised this right.

2023 ATM Offering

On February 15, 2023, the Company entered into an at-the-market issuance sales agreement with Aegis Capital Corp as sales agent pursuant to which the Company could offer and sell, from time to time, through the sales agent, up to $1,800,000 in shares of the Company’s common stock. For the nine months ended December 31, 2023, the Company received net proceeds of $1,654,000 from the sale of its common stock in this offering after payment of $146,000 for brokerage commissions and administrative fees to the agent. The at-the-market issuance sales agreement was terminated on May 12, 2023.

Regalia Ventures Stock Repurchase Transaction

On November 1, 2024, the Company entered into a stock repurchase agreement with Regalia Ventures pursuant to which the Company agreed to repurchase the 5,495 shares from Regalia Ventures at a price per share equal to the higher of: (i) the closing price of the common stock on the last trading day immediately preceding the date of the repurchase agreement; or (ii) the highest volume weighted average price (VWAP) of the common stock during a pricing period of 10 consecutive trading days prior to the date of the repurchase agreement. The shares of common stock to be repurchased were originally issued to Regalia Ventures on November 21, 2023, pursuant to a certain stock purchase agreement dated November 20, 2023. The Company recorded an accrued liability in the amount of the repurchase price, which was $472,527, as of December 31, 2024 as there were no further conditions that needed to be satisfied prior to the closing date other than the issuance of the promissory note and the delivery of the shares. On February 18, 2025, the date of the closing of the transaction, the Company issued a promissory note to Regalia Ventures in the amount of $472,527, which was the principal amount of the purchase price. The note was due and payable on demand and accrued interest at the rate of 10% per year. On February 27, 2025, the Company paid off the note in full. Regalia Ventures is owned and controlled by Jay B. Foreman, who serves as a member of the Company’s board of directors.

Stingray Group Stock Repurchase Transaction

On December 3, 2024, the Company entered into a stock repurchase agreement with Stingray Group pursuant to which the Company agreed to repurchase the 5,495 shares from Stingray Group at a price per share equal to the higher of: (i) the closing price of the common stock on the last trading day immediately preceding the date of the repurchase agreement; or (ii) the highest VWAP of the common stock during a pricing period of 10 consecutive trading days prior to the date of the repurchase agreement. The shares of common stock to be repurchased were originally issued to the Stingray Group on November 21, 2023, pursuant to a certain stock purchase agreement dated November 20, 2023. The Company recorded an accrued liability in the amount of the repurchase price, which was $285,714, as of December 31, 2024 as there were no further conditions that needed to be satisfied prior to the closing date other than the issuance of the promissory note and the delivery of the shares. On February 18, 2025, the date of the closing of the transaction, the Company issued a promissory note to Stingray Group in the amount of $285,714, which was the principal amount of the purchase price. The note was due and payable on demand and accrued interest at the rate of 10% per year. On April 3, 2025, the Company paid off the note in full. Mathieu Peloquin is the Senior Vice-President, Marketing and Communications of Stingray Group and serves as a member of the Company’s board of directors.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

October 2024 Private Placement

On October 22, 2024, the Company entered into a securities purchase agreement pursuant to which the Company agreed to issue and sell to each purchaser: (i) an original issue discount senior secured note with a principal amount equal to such purchaser’s subscription amount divided by 0.85, and (ii) a number of shares of the Company’s common stock equal to (x) 11,500, multiplied by (y) such purchaser’s subscription amount, and divided by (z) $2,000,000. No interest would accrue on the notes unless and until an event of default occurred, upon which interest would accrue at a rate of 14% per year. The notes had a maturity date of January 22, 2025.

The Offering closed on October 24, 2024. At closing, the Company issued an aggregate of 11,500 shares of its common stock and notes in the aggregate principal amount of $2,352,941 to the purchasers for total proceeds of $2,000,000 net of original issue discount of $352,941. The Company recorded amortization of original issue discount in the amount of $352,941 during the year ended December 31, 2024, which was recorded in interest expense in other expense in the Company’s statement of operations. The 11,500 shares of common stock were valued at $943,000 on the date of issuance and were recorded as a debt issuance cost, fully amortized to interest expense during the year ended December 31, 2024. The Company repaid the notes in full during the 2024 year. Univest Securities served as the placement agent in the offering and received seven percent of the gross proceeds received by the Company and reimbursement of the legal fees of its counsel.

December 2024 Public Offering

On December 4, 2024, the Company entered into a securities purchase agreement in connection with a public offering of an aggregate of 21,000 shares of its common stock, pre-funded warrants to purchase up to 258,412 shares of common stock, Series A warrants to purchase up to 279,412 shares of common stock, and Series B warrants to purchase up to 279,412 shares of common stock. Each share of common stock, or a pre-funded warrant in lieu thereof, was sold together with the accompanying warrants to purchase one share of common stock.

The public offering price for each share of common stock and one accompanying Series A warrant and Series B warrants was $34.00. The public offering price of each pre-funded warrant and one accompanying Series A warrant and Series B warrant was $32.00. The exercise price of each pre-funded warrant is $2.00 per share. Each Series A warrant is exercisable for one share of common stock and has an initial exercise price equal to $34.00. Each Series B warrant is exercisable for one share of common stock and has an initial exercise price equal to $68.00. The Series A and B warrants have a term of five and two and one-half years, respectively, from the date the issuance of the warrants was approved by shareholders. The Company received aggregate gross proceeds upon the closing of the offering of approximately $9,000,000, before deducting placement agents’ fees and other offering expenses.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The pre-funded warrants are immediately exercisable upon issuance and may be exercised at any time until all pre-funded warrants are exercised in full. The Series A and B warrants will be exercisable only upon receipt of such shareholder approval as may be required by the applicable rules and regulations of the Nasdaq to permit the exercise of the Series A and B warrants, after which the Series A warrants will be exercisable for a period of five years and the Series B warrants will be exercisable for two and one-half years. The pre-funded warrants and Series A and B warrants contain standard adjustments to the exercise price, including for stock splits, stock dividends and pro rata distributions and contain customary terms regarding the treatment of such pre-funded warrants or the Series A and B warrants in the event of a fundamental transaction, which include but are not limited to a merger or consolidation involving the Company, a sale of all or substantially all of the assets of the Company or a business combination resulting in any person acquiring more than 50% of the outstanding shares of common stock of the Company. Additionally, the pre-funded warrants, Series A warrants, and Series B warrants include restrictions on exercise in the event the purchaser’s beneficial ownership of the Company’s common stock would exceed 4.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise.

The Series A and B warrants include an exercise price adjustment feature upon shareholder approval, whereby the exercise price will adjust to the greater of the lowest daily volume weighted average price during the reset period or the floor price ($6.844 per share), with a proportional increase in the number of warrant shares. The Series A and B warrants can be settled by a cash exercise or by cashless exercise, and the Series B warrants specifically can be settled by way of an alternative cashless exercise after shareholder approval is obtained, in which the Series B warrant holders can receive the same number of shares of common stock that would be issuable under a cash exercise. Upon meeting certain stock price requirements, the Company has the right to redeem any outstanding Series A and Series B warrants for $2.00 per share, provided the holders do not elect to exercise prior to redemption.

The Company assessed the pre-funded warrants under ASC 480 and ASC 815 and determined that the pre-funded warrants met the requirements to be classified in stockholders’ equity. The Company assessed the Series A and B warrants under ASC 480 and ASC 815 and determined that the Series A and B warrants will be classified as liabilities as they do not meet the requirements to be considered indexed to the Company’s own stock, due to (a) the adjustment to the exercise price tied to shareholder approval, and (b) the potential change in the settlement amount of the Series B warrants upon an alternative cashless exercise election. Additionally, the Company concluded at issuance that it would not have sufficient authorized and available shares of common stock to settle the Series A and B warrants. See Note 13 – Derivative Liability.

At inception, the estimated fair value of the Series A warrants was $5,900,000 and the Series B warrants was $11,000,000, for a total estimated fair value of $16,900,000. The total fair value exceeded the proceeds received in the offering by $8,000,000, which the Company recorded as a loss upon issuance of warrants. The Company also expensed approximately $900,000 of issuance costs incurred in the offering, resulting in a total loss on issuance of $8,889,000. The estimated fair values of the Series A and B warrants have been recorded as a derivative liability at issuance and at December 31, 2024. In the Company’s consolidated statement of operations for the year ended December 31, 2024, the Company recognized a gain of $334,000 for the change in the fair value measurement of the warrant liability.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

During December 2024, the 258,412 pre-funded warrants were exercised in full, resulting in the Company receiving $500,000 in cash proceeds.

On January 14, 2025, the Company’s stockholders approved the issuance of the Series A and B warrants that had been issued by the Company in the public offering of securities that the Company had completed on December 6, 2024, at which time all of the Series A and B warrants became exercisable. This approval triggered the adjustment to the exercise price. In connection with this approval, the holders of the Series B warrants exercised their warrants in full under the alternative cashless exercise provision, resulting in the issuance of 1,910,975 shares of common stock and no additional proceeds received by the Company.

Registered Direct Offering

On December 18, 2024, the Company sold 120,337 shares of its common stock to accredited investors in a registered direct offering at a purchase price of $16.62 per share. The Company engaged Univest Securities to serve as its exclusive placement agent in connection with the offering. The Company agreed to pay Univest Securities a cash fee equal to eight percent of the aggregate gross proceeds received in the offering. It also agreed to reimburse Univest Securities for various expenses incurred in connection with the offering. The Company received net proceeds of $1,665,000 from the offering after deducting placement agent fees and other offering expenses of $335,000.